Quarterly Report
September 30, 2022
MFS®  Institutional
International Equity Fund
IIE-Q1

Portfolio of Investments
9/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.6%
Aerospace & Defense – 0.9%
MTU Aero Engines Holding AG	316,430	$47,750,387
Rolls-Royce Holdings PLC (a)	44,806,904	34,433,962
		$82,184,349
Airlines – 0.9%
Ryanair Holdings PLC, ADR (a)	1,501,135	$87,696,307
Alcoholic Beverages – 4.5%
Carlsberg Group	702,457	$81,962,341
Diageo PLC	3,870,811	162,247,943
Pernod Ricard S.A.	954,132	174,399,090
		$418,609,374
Apparel Manufacturers – 4.1%
Compagnie Financiere Richemont S.A.	1,599,837	$150,117,985
LVMH Moet Hennessy Louis Vuitton SE	385,226	226,449,320
		$376,567,305
Automotive – 1.9%
DENSO Corp.	1,583,000	$72,254,361
Koito Manufacturing Co. Ltd.	3,284,000	45,005,053
Michelin (CGDE)	2,585,537	57,602,944
		$174,862,358
Brokerage & Asset Managers – 3.0%
Deutsche Boerse AG	1,155,053	$190,164,465
London Stock Exchange Group PLC	1,053,177	88,807,570
		$278,972,035
Business Services – 7.4%
Capgemini	1,218,764	$194,771,352
Compass Group PLC	9,252,599	184,952,170
Experian PLC	5,157,943	151,216,520
Randstad Holding N.V. (l)	1,676,897	72,513,942
Tata Consultancy Services Ltd.	2,154,124	78,766,133
		$682,220,117
Computer Software – 4.3%
Check Point Software Technologies Ltd. (a)	1,177,056	$131,853,813
Dassault Systemes SE	1,590,919	54,685,753
NetEase, Inc.	3,151,900	47,863,681
SAP SE	1,919,921	158,281,755
		$392,685,002
Computer Software - Systems – 4.0%
Amadeus IT Group S.A. (a)	1,457,893	$67,484,334
Hitachi Ltd.	4,453,400	188,567,064
Sony Group Corp.	1,694,500	109,061,945
		$365,113,343
Construction – 0.7%
Compagnie de Saint-Gobain	1,723,825	$61,478,201

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 4.5%
Beiersdorf AG	1,719,700	$170,140,322
Kose Corp.	774,000	78,789,898
L’Oréal S.A.	244,319	77,795,536
Reckitt Benckiser Group PLC	1,362,399	90,042,867
		$416,768,623
Electrical Equipment – 3.5%
Legrand S.A.	1,153,696	$74,539,017
Schneider Electric SE	2,244,019	251,758,515
		$326,297,532
Electronics – 3.8%
Hoya Corp.	1,161,500	$111,672,266
Kyocera Corp.	2,441,500	123,414,539
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,720,052	117,926,765
		$353,013,570
Energy - Integrated – 2.4%
Eni S.p.A.	8,865,440	$94,183,783
Galp Energia SGPS S.A., “B”	6,433,814	61,661,371
Suncor Energy, Inc.	2,269,757	63,918,303
		$219,763,457
Food & Beverages – 4.0%
Nestle S.A.	3,426,599	$371,030,827
Food & Drug Stores – 0.8%
Tesco PLC	32,603,879	$74,653,726
Insurance – 5.3%
AIA Group Ltd.	23,494,489	$195,064,329
Intact Financial Corp.	573,414	81,150,109
Prudential PLC	6,742,138	66,242,034
Zurich Insurance Group AG	366,598	145,731,667
		$488,188,139
Internet – 0.9%
Tencent Holdings Ltd.	2,494,500	$84,244,251
Machinery & Tools – 3.8%
Daikin Industries Ltd.	1,014,100	$156,698,811
Kubota Corp.	8,141,000	112,724,135
SMC Corp.	197,300	79,595,319
		$349,018,265
Major Banks – 5.5%
DBS Group Holdings Ltd.	5,841,951	$135,065,720
ING Groep N.V.	9,525,352	81,673,344
Toronto-Dominion Bank	1,678,458	102,942,022
UBS AG	12,927,977	186,757,134
		$506,438,220
Medical Equipment – 5.2%
EssilorLuxottica	1,018,759	$138,037,332
Olympus Corp.	6,962,600	134,001,019
QIAGEN N.V. (a)	2,200,023	92,580,778
Terumo Corp.	3,914,000	110,447,520
		$475,066,649

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Metals & Mining – 0.9%
Rio Tinto PLC	1,598,942	$86,604,331
Natural Gas - Distribution – 1.3%
ENGIE S.A.	10,222,522	$117,291,595
Other Banks & Diversified Financials – 3.8%
HDFC Bank Ltd.	2,920,437	$50,605,101
Housing Development Finance Corp. Ltd.	3,057,764	85,148,742
Intesa Sanpaolo S.p.A.	56,741,097	93,391,167
Julius Baer Group Ltd.	1,473,556	64,119,371
KBC Group N.V.	1,147,033	53,805,776
		$347,070,157
Pharmaceuticals – 10.9%
Bayer AG	3,017,569	$139,254,543
Merck KGaA	1,112,067	181,493,147
Novartis AG	1,922,714	146,574,732
Novo Nordisk A.S., “B”	2,096,507	208,967,237
Roche Holding AG	1,014,794	330,882,757
		$1,007,172,416
Printing & Publishing – 1.6%
RELX PLC	6,175,364	$150,756,876
Railroad & Shipping – 1.7%
Canadian National Railway Co.	1,465,808	$158,292,606
Restaurants – 0.9%
Yum China Holdings, Inc.	1,718,822	$81,351,845
Specialty Chemicals – 6.1%
Akzo Nobel N.V.	1,537,972	$86,735,632
L'Air Liquide S.A.	2,024,388	230,510,548
Linde PLC	462,578	126,575,200
Shin-Etsu Chemical Co. Ltd.	441,000	43,792,906
Sika AG	376,366	75,366,628
		$562,980,914
Total Common Stocks		$9,096,392,390
Investment Companies (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 2.64% (v)	64,557,817	$64,564,272

Other Assets, Less Liabilities – 0.7%		62,065,131
Net Assets – 100.0%		$9,223,021,793
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $64,564,272 and $9,096,392,390, respectively.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
France	$—	$1,659,319,203	$—	$1,659,319,203
Switzerland	—	1,470,581,101	—	1,470,581,101
Japan	112,724,135	1,253,300,701	—	1,366,024,836
United Kingdom	—	1,089,957,999	—	1,089,957,999
Germany	328,422,077	651,243,320	—	979,665,397
Canada	406,303,040	—	—	406,303,040
Denmark	—	290,929,578	—	290,929,578
Netherlands	—	240,922,918	—	240,922,918
India	—	214,519,976	—	214,519,976
Other Countries	545,403,930	832,764,412	—	1,378,168,342
Mutual Funds	64,564,272	—	—	64,564,272
Total	$1,457,417,454	$7,703,539,208	$—	$9,160,956,662
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At September 30, 2022, the value of securities loaned was $34,369,012. These loans were collateralized by U.S. Treasury Obligations (held by the lending agent) of $34,725,527.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$68,776,310	$402,942,376	$407,170,360	$(912)	$16,858	$64,564,272
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$368,608	$—
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2022, are as follows:
France	18.0%
Switzerland	15.9%
Japan	14.8%
United Kingdom	11.8%
Germany	10.6%
Canada	4.4%
Denmark	3.2%
United States	2.7%
Netherlands	2.6%
Other Countries	16.0%
(5) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.